Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Jensen Quality Growth Fund Inc.
Entity Central Index Key	0000887215
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class J
Trading Symbol	JENSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class J	$43	0.85%
[1]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 4,522,270,994
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 13,994,117
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$4,522,270,994
Number of Holdings	27
Net Advisory Fee	$13,994,117
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	9.5%
Apple, Inc.	8.9%
Alphabet, Inc.	8.3%
NVIDIA Corp.	6.5%
Eli Lilly & Co.	4.9%
Mastercard, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	4.0%
Waste Management, Inc.	3.9%
Abbott Laboratories	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class I
Trading Symbol	JENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$32	0.62%
[2]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 4,522,270,994
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 13,994,117
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$4,522,270,994
Number of Holdings	27
Net Advisory Fee	$13,994,117
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	9.5%
Apple, Inc.	8.9%
Alphabet, Inc.	8.3%
NVIDIA Corp.	6.5%
Eli Lilly & Co.	4.9%
Mastercard, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	4.0%
Waste Management, Inc.	3.9%
Abbott Laboratories	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class R
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class R
Trading Symbol	JENRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$75	1.46%
[3]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%
Net Assets	$ 4,522,270,994
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 13,994,117
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$4,522,270,994
Number of Holdings	27
Net Advisory Fee	$13,994,117
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	9.5%
Apple, Inc.	8.9%
Alphabet, Inc.	8.3%
NVIDIA Corp.	6.5%
Eli Lilly & Co.	4.9%
Mastercard, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	4.0%
Waste Management, Inc.	3.9%
Abbott Laboratories	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class Y
Trading Symbol	JENYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$28	0.55%
[4]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 4,522,270,994
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 13,994,117
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$4,522,270,994
Number of Holdings	27
Net Advisory Fee	$13,994,117
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	9.5%
Apple, Inc.	8.9%
Alphabet, Inc.	8.3%
NVIDIA Corp.	6.5%
Eli Lilly & Co.	4.9%
Mastercard, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	4.0%
Waste Management, Inc.	3.9%
Abbott Laboratories	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized